STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY (DEFICIT) - USD ($)		Social Capital Member Common Class A Common Stock	Social Capital Member Common Class A	Social Capital Member Common Class B Common Stock	Social Capital Member Common Class B	Social Capital Member Additional Paid-in Capital	Social Capital Member Accumulated Deficit	Social Capital Member	Common Stock	Additional Paid-in Capital	Total
BALANCE at the beginning (in shares) at Dec. 31, 2018									77,863,856
Balance at Dec. 31, 2019		$ 0		$ 0		$ 0	$ (21,631)	$ (21,631)
BALANCE at the end (in shares) at Dec. 31, 2019				1	1				83,748,443
Balance at Oct. 17, 2019					$ 0	0	0	0
BALANCE at the beginning (in shares) at Oct. 17, 2019					0
Issuance of stock					$ 1
Net loss							(21,631)	(21,631)
Balance at Dec. 31, 2019		0		$ 0		0	(21,631)	(21,631)
BALANCE at the end (in shares) at Dec. 31, 2019				1	1				83,748,443
Cancellation of Class B ordinary share		0		$ 0		0	0	0
Cancellation of Class B ordinary share (in shares)				(1)
Issuance of stock	[1]			$ 1,035		23,965		25,000
Issuance of new shares	[1]			10,350,000
Balance at Mar. 31, 2020				$ 1,035		23,965	(21,631)	3,369
BALANCE at the end (in shares) at Mar. 31, 2020				10,350,000
Balance at Dec. 31, 2019		0		$ 0		0	(21,631)	(21,631)
BALANCE at the beginning (in shares) at Dec. 31, 2019				1	1				83,748,443
Net loss								(6,321,195)			$ (6,321,195)
Balance at Sep. 30, 2020		$ 244		$ 1,035		11,341,549	(6,342,826)	5,000,002
BALANCE at the end (in shares) at Sep. 30, 2020		2,435,411		10,350,000
Balance at Dec. 31, 2019		$ 0		$ 0		0	(21,631)	(21,631)
BALANCE at the beginning (in shares) at Dec. 31, 2019				1	1				83,748,443
Issuance of stock										$ 889,000	$ 889,000
Issuance of new shares									1,389,585
BALANCE at the end (in shares) at Dec. 31, 2020									540,714,692
Balance at Mar. 31, 2020				$ 1,035		23,965	(21,631)	3,369
BALANCE at the beginning (in shares) at Mar. 31, 2020				10,350,000
Sale of 41,400,000 Units, net of underwriting discount and offering expenses		$ 4,140				391,799,302		391,803,442
Sale of 41,400,000 Units, net of underwriting discount and offering expenses (in shares)		41,400,000	41,400,000
Sale of 6,133,333 Private Placement Warrants						9,200,000		9,200,000
Ordinary shares subject to redemption		$ (3,957)				(395,724,945)		(395,728,902)
Ordinary shares subject to redemption (in shares)		(39,570,413)
Net loss							(277,902)	(277,902)
Balance at Jun. 30, 2020		$ 183		$ 1,035		5,298,322	(299,533)	5,000,007
BALANCE at the end (in shares) at Jun. 30, 2020		1,829,587		10,350,000
Change in value of ordinary shares subject to possible redemption		$ 61				6,043,227		6,043,288
Change in value of ordinary shares subject to possible redemption (in shares)		605,824
Net loss							(6,043,293)	(6,043,293)
Balance at Sep. 30, 2020		$ 244		$ 1,035		$ 11,341,549	$ (6,342,826)	$ 5,000,002
BALANCE at the end (in shares) at Sep. 30, 2020		2,435,411		10,350,000

[1]	Included an aggregate of up to 1,350,000 shares that were subject to forfeiture to the extent that the underwriters’ over-allotment option was not exercised in full (see Note 7).